Note 14 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
14.     Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

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As described in Note 3 above, during the nine-month period ended September 30, 2012 the Company entered into separate memoranda of agreement to acquire four vessels under construction. As of September 30, 2012, the unpaid balance of the purchase price for these vessels was $96,000,000, net of $19,200,000 already advanced to the sellers.

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Future minimum contractual charter revenue, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of September 30, 2012, amount to $77,966,166 for the twelve months ending September 30, 2013, $54,449,200 for the twelve months ending September 30, 2014, $30,687,955 for the twelve months ending September 30, 2015, $14,602,350 for the twelve months ending September 30, 2016 and $3,867,250 for the twelve months ending September 30, 2017. These amounts do not include any assumed off-hire.